BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DOLLAR THRIFTY (Details 3) (Dollar Thrifty Automotive Group Inc.)	12 Months Ended
Dec. 31, 2011
Software | Minimum
Finite lived intangible assets
Amortization period	3 years
Software | Maximum
Finite lived intangible assets
Amortization period	5 years
Website Development Costs
Finite lived intangible assets
Amortization period	5 years